World Omni Auto Receivables Trust 2008-A	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2008

Dates Covered

Collections Period	12/01/08 - 12/31/08
Interest Accrual Period	12/15/08 - 01/14/09
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Receivables Balance at 11/30/08	899,851,112.74	52,527
Principal Payments	22,985,746.79	891
Defaulted Receivables	3,600,933.77	160
Repurchased Accounts	0.00	0

Pool Balance at 12/31/08	873,264,432.18	51,476

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	1,176,470,667.40	65,251
Delinquent Receivables:
Past Due 31-60 days	23,565,982.24	1,297
Past Due 61-90 days	6,841,337.06	356
Past Due 91 + days	3,029,356.54	142

Total	33,436,675.84	1,795

Total 31+ Delinquent as % Ending Pool Balance	3.83%

Recoveries	2,084,594.54

Aggregate Net Losses—December 2008	1,516,339.23

Overcollateralization Target Amount	13,098,966.48

Actual Overcollateralization	13,098,966.48

Weighted Average APR	8.49%
Weighted Average Remaining Term	55.61

Flow of Funds	$ Amount
Collections	35,150,103.57
Advances	54,023.71
Investment Earnings on Cash Accounts	50,920.61
Servicing Fee	(749,875.93)
Interest Rate Swap Receipt	—

Available Funds	34,505,171.96

Distributions of Available Funds
(1) Monthly Swap Payment Amount	507,019.99
(2) Class A Interest	2,234,957.17
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Second Priority Principal Distributable Amount	13,088,913.87
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	13,098,966.48
(8) Remaining Amounts	5,575,314.45

Total Distributions of Available Funds	34,505,171.96

Servicing Fee	749,875.93
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	70,588,000.00

Total Class A & B
Note Balance @ 12/15/08	886,353,346.05
Principal Paid	26,187,880.35
Note Balance @ 01/15/09	860,165,465.70

Class A-1
Note Balance @ 12/15/08	0.00
Principal Paid	0.00
Note Balance @ 01/15/09	0.00
Note Factor @ 01/15/09	0.0000000%

Class A-2
Note Balance @ 12/15/08	317,765,346.05
Principal Paid	26,187,880.35
Note Balance @ 01/15/09	291,577,465.70
Note Factor @ 01/15/09	86.7790076%

Class A-3a
Note Balance @ 12/15/08	210,000,000.00
Principal Paid	—
Note Balance @ 01/15/09	210,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class A-3b
Note Balance @ 12/15/08	107,000,000.00
Principal Paid	—
Note Balance @ 01/15/09	107,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class A-4
Note Balance @ 12/15/08	181,000,000.00
Principal Paid	—
Note Balance @ 01/15/09	181,000,000.00
Note Factor @ 01/15/09	100.0000000%

Class B
Note Balance @ 12/15/08	70,588,000.00
Principal Paid	—
Note Balance @ 01/15/09	70,588,000.00
Note Factor @ 01/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,234,957.17
Total Principal Paid	26,187,880.35

Total Paid	28,422,837.52

Class A-1
Coupon	2.92200%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
One-Month Libor	1.19500%
Coupon	2.19500%
Interest Paid	600,620.64
Principal Paid	26,187,880.35

Total Paid to A-2 Holders	26,788,500.99

Class A-3a
Coupon	3.94000%
Interest Paid	689,500.00
Principal Paid	0.00

Total Paid to A-3a Holders	689,500.00

Class A-3b
One-Month Libor	1.19500%
Coupon	2.49500%
Interest Paid	229,886.53
Principal Paid	0.00

Total Paid to A-3b Holders	229,886.53

Class A-4
Coupon	4.74000%
Interest Paid	714,950.00
Principal Paid	0.00

Total Paid to A-4 Holders	714,950.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.9092603
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.3715606

Total Distribution Amount	24.2808209

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.7875614
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.9401201

Total A-2 Distribution Amount	79.7276815

A-3a Interest Distribution Amount	3.2833333
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3a Distribution Amount	3.2833333

A-3b Interest Distribution Amount	2.1484722
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3b Distribution Amount	2.1484722

A-4 Interest Distribution Amount	3.9500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	3.9500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	499.81
Noteholders’ Principal Distributable Amount	500.19

Account Balances	$ Amount

Advances
Balance as of 11/30/08	394,882.22
Balance as of 12/31/08	448,905.93
Change	54,023.71

Reserve Fund
Balance as of 11/30/08	2,946,196.95
Investment Earnings	4,173.59
Prior Month’s Investment Earnings paid	(5,020.28)
Withdrawal	0.00
Balance as of 12/31/08	2,945,350.26
Change	(846.69)

Reserve Fund Requirement	2,941,176.67